COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended							0 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 21, 2011 Laser Photoaesthetic Ltd. [Member] EUR (€)	Oct. 31, 2011 Eagle Medical Systems Pvt Ltd [Member] USD ($)	Oct. 31, 2011 Eagle Medical Systems Pvt Ltd [Member] INR	Oct. 31, 2013 Dr. K. Sekar [Member] USD ($)	Mar. 02, 2014 Bernas Medical [Member] USD ($)	Mar. 02, 2014 Bernas Medical [Member] ILS	Dec. 25, 2013 Bernas Medical [Member] USD ($)	Dec. 25, 2013 Bernas Medical [Member] ILS	Dec. 31, 2014 OCS Participation [Member] USD ($)	Dec. 31, 2014 Facilities [Member] USD ($)	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]
Guarantees
Principal amount of guarantees and letter of credit	$ 2,374,000												$ 1,675,000
Royalty payments
Percentage rate of royalty commitments for various licensing agreements														3.00%	7.50%
Percentage rate of royalty commitments owed to the Office of the Chief Scientist ('OCS')														3.00%	5.00%
Royalty expenses	2,291,000	2,077,000	2,232,000
Accrued royalty commitments not yet paid	2,040,000
Grants and participations received by Office of Chief Scientist	1,308,000	378,000	0									1,085,000
Legal matters
Possible loss from litigation matter				1,235,000	300,000	20,000,000	580,000			1,100,000	3,800,000
Counter claim filed by the defendant								$ 1,300,000	4,500,000